Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $1.00 par value per share
Amount Registered | shares	2,767,808
Maximum Aggregate Offering Price	$ 76,779,689.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,603.28
Offering Note

(1)
Represents the maximum number of shares of South Plains Financial, Inc. (“SPFI”) common stock, par value $1.00 per share (“SPFI common stock”) to be issuable upon completion of the merger described herein. This number is based on the product of (a) an exchange ratio of 0.1925 shares of SPFI common stock for each share of BOH Holdings, Inc. (“BOH”) common stock, par value $1.00 per share (“BOH common stock”), and (b) an estimate of the maximum number of shares of BOH common stock issued and outstanding as of January 28, 2026 or issuable or expected to be exchanged in connection with the merger of SPFI and BOH, collectively equal to 2,767,808.

(2)
Pursuant to Rules 457(c) and 457(f) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price is the product of: (A) 14,378,219 (the maximum possible number of shares of BOH common stock which may be cancelled and exchanged in the merger, and (B) $5.34 (the book value of BOH common stock as of January 28, 2026, the latest practicable date prior to the date of the filing of this registration statement).

(3)	Computed in accordance with Rule 457(f) under the Securities Act to be $10,603.28, which is equal to 0.00013810 multiplied by the proposed maximum aggregate offering price of $76,779,689.46.